Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$763,976.93

Principal:
Principal Collections	$9,443,301.99
Prepayments in Full	$4,498,056.37
Liquidation Proceeds	$165,824.54
Recoveries	$34,381.16
Sub Total	$14,141,564.06
Collections	$14,905,540.99

Purchase Amounts:
Purchase Amounts Related to Principal	$245,946.93
Purchase Amounts Related to Interest	$1,587.66
Sub Total	$247,534.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,153,075.58

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,153,075.58
Servicing Fee	$170,586.08	$170,586.08	$0.00	$0.00	$14,982,489.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,982,489.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,982,489.50
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,982,489.50
Interest - Class A-4 Notes	$68,458.43	$68,458.43	$0.00	$0.00	$14,914,031.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,914,031.07
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$14,877,530.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,877,530.57
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$14,848,589.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,848,589.57
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$14,808,686.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,808,686.07
Regular Principal Payment	$14,065,530.87	$14,065,530.87	$0.00	$0.00	$743,155.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$743,155.20
Residual Released to Depositor	$0.00	$743,155.20	$0.00	$0.00	$0.00
Total		$15,153,075.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,065,530.87
Total					$14,065,530.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,065,530.87	$120.91	$68,458.43	$0.59	$14,133,989.30	$121.50
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$14,065,530.87	$10.48	$173,803.43	$0.13	$14,239,334.30	$10.61

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$108,092,257.38	0.9291864	$94,026,726.51	0.8082758
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$200,172,257.38	0.1491808	$186,106,726.51	0.1386983

Pool Information
Weighted Average APR	4.384%	4.403%
Weighted Average Remaining Term	24.83	24.04
Number of Receivables Outstanding	20,375	19,692
Pool Balance	$204,703,301.56	$190,229,966.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$200,172,257.38	$186,106,726.51
Pool Factor	0.1512800	0.1405839

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$4,123,239.87
Targeted Overcollateralization Amount	$4,123,239.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,123,239.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$120,205.35
(Recoveries)		106	$34,381.16
Net Loss for Current Collection Period			$85,824.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5031%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6898%
Second Preceding Collection Period			(0.2031)%
Preceding Collection Period			0.7244%
Current Collection Period			0.5216%
Four Month Average (Current and Preceding Three Collection Periods)			0.4331%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,295	$8,844,208.24
(Cumulative Recoveries)			$1,675,965.40
Cumulative Net Loss for All Collection Periods			$7,168,242.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5297%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,059.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,668.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.55%	355	$4,847,513.08
61-90 Days Delinquent	0.37%	49	$695,850.04
91-120 Days Delinquent	0.11%	10	$200,743.99
Over 120 Days Delinquent	0.41%	51	$777,667.91
Total Delinquent Receivables	3.43%	465	$6,521,775.02

Repossession Inventory:
Repossessed in the Current Collection Period		14	$221,603.30
Total Repossessed Inventory		24	$411,661.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4318%
Preceding Collection Period			0.5104%
Current Collection Period			0.5586%
Three Month Average			0.5003%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer